SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

RELIANCE, INC. MASTER 401(K) PLAN SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) December 31, 2025 Employer Identification Number: 95-1142616
Plan Number: 003

		(c)
		Description of Investment,
	(b)	Including Maturity Date,		(e)
	Identity of Issue, Borrower,	Rate of Interest, Collateral,	(d)	Current
(a)	Lessor or Similar Party	Par or Maturity Value	Cost	Value
	Mutual funds:
	Hartford Small Company HLS Fund Class IA	3,652,366 shares	a	$72,828,183
	MFS Value Fund Class R6	1,128,261 shares	a	56,311,507
	PIMCO Total Return Institutional Class	3,986,407 shares	a	35,319,567
	Victory Sycamore Small Company Opportunity	469,268 shares	a	21,323,516
*	Fidelity® U.S. Bond Index Fund	779,743 shares	a	8,234,084
	BlackRock High Yield Bond Portfolio Institutional Shares	801,046 shares	a	5,783,552
*	Fidelity® Inflation-Protected Bond Index Fund	272,876 shares	a	2,488,631
	DFA Global Real Estate Securities Portfolio	164,180 shares	a	1,718,964
	Vanguard Total International Bond Index Fund	38,344 shares	a	742,348
		Total mutual funds:		204,750,352
	Commingled funds:
*	Spartan 500 Index Pool Class E	562,048 shares	a	182,693,731
*	Fidelity Freedom® Blend 2030 Commingled Pool Class S	5,772,778 shares	a	175,146,086
	Commingled Pension Trust Fund (Large Cap Growth) of JPMorgan Chase Bank, N.A.	1,234,470 shares	a	156,493,790
*	Fidelity Freedom® Blend 2035 Commingled Pool Class S	4,053,092 shares	a	139,588,483
*	Fidelity Freedom® Blend 2040 Commingled Pool Class S	3,435,341 shares	a	126,970,195
*	Fidelity Freedom® Blend 2025 Commingled Pool Class S	3,619,435 shares	a	104,131,147
*	Fidelity Freedom® Blend 2045 Commingled Pool Class S	2,707,363 shares	a	102,988,080
*	Fidelity Freedom® Blend 2050 Commingled Pool Class S	2,370,482 shares	a	88,869,381
*	Fidelity® Diversified International Commingled Pool Class A	2,277,054 shares	a	54,649,302
*	Fidelity Freedom® Blend 2055 Commingled Pool Class S	1,280,261 shares	a	51,492,104
*	Fidelity Freedom® Blend 2020 Commingled Pool Class S	1,685,823 shares	a	44,168,568
*	Fidelity Freedom® Blend 2060 Commingled Pool Class S	1,055,439 shares	a	28,454,622
*	Fidelity Freedom® Blend 2065 Commingled Pool Class S	776,838 shares	a	15,925,178
*	Spartan Total International Index Pool Class E	97,851 shares	a	14,019,113
*	Spartan Extended Market Index Pool Class E	66,205 shares	a	12,606,002
*	Fidelity Freedom® Blend 2015 Commingled Pool Class S	469,467 shares	a	11,811,789
*	Fidelity Freedom Blend Retirement Fund Class S	320,648 shares	a	5,964,046
*	Fidelity Freedom® Blend 2010 Commingled Pool Class S	242,495 shares	a	5,657,407
*	Fidelity Freedom® Blend 2070 Commingled Pool Class S	31,041 shares	a	383,971
		Total commingled funds:		$1,322,012,995

RELIANCE, INC. MASTER 401(K) PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)

December 31, 2025

Employer Identification Number: 95-1142616

Plan Number: 003

		(c)
		Description of Investment,
	(b)	Including Maturity Date,		(e)
	Identity of Issue, Borrower,	Rate of Interest, Collateral,	(d)	Current
(a)	Lessor or Similar Party	Par or Maturity Value	Cost	Value
	Cash and cash equivalents:
	Gabelli Funds	Gabelli US Treasury Money Market Fund	a	$64,207,136
*	Fidelity Investments	Interest-bearing cash	a	7,215,987
		Total cash and cash equivalents:		71,423,123
	Common stock:
*	Reliance, Inc.	608,179 shares	a	175,684,668
	Self-directed brokerage accounts:
*	Fidelity Investments	Fidelity BrokerageLink®	a	17,198,004
	Common collective trust:
*	Fidelity Investments	Fidelity Managed Income Portfolio II Class 2	a	23,922,042
	Notes receivable from participants:
		Notes receivable from participants with
		interest rates ranging from 3.25% to
		10.50%, collateralized by participants'
		account balance and maturing through
*	Notes receivable from participants	August 2040	—	33,644,234
		Total:		$1,848,635,418

* Represents a party-in-interest as defined by ERISA.

a The cost of participant-directed investments is not required to be disclosed.